Derivatives and Hedging Activities - Cash Flow Hedges and Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Hedges
Derivatives designated as cash flow hedges	$ 0	$ 0	$ 0
Hedge relationships discontinued due to forecasted transactions no longer being expected to occur according to original hedge strategy	0	0	$ 0
Credit Risk
Aggregate fair value of derivative contracts in net liability position containing credit contingent provisions	234	383
Aggregate fair value of assets posted as collateral	232	383
Aggregate fair value of additional assets required to be posted or needed to settle	$ 2	$ 0